GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
GOING CONCERN
GOING CONCERN

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

We incurred $3,093,608 and $11,352,944, respectively, in losses, and we used $442,135 and $263,313, respectively, in cash for operations for the nine months ended September 30, 2023 and 2022. We calculate the net cash used by operating activities by decreasing, or increasing in case of gain, our let loss by those items that do not require the use of cash such as depreciation, amortization, research and development, derivative expense or gain, gain on extinguishment of debt and share-based compensation which totaled to a net $343,636 for 2023 and $7,704,624 for 2022.

In addition, we report increases and reductions in liabilities as uses of cash and decreases assets and increases in liabilities as sources of cash, together referred to as changes in operating assets and liabilities.  For the nine months ended September 30, 2023, we had a net change in our assets and liabilities of $2,303,246 primarily from an increase in accounts payable from lag of payments for accounts payable for cash flow considerations and increase in prepaid expenses.  For the nine months ended September 30, 2022 we had a net increase to our assets and liabilities of $3,385,007 for similar reasons.

Cash flows from financing activities were $382,505 and $(175,057) for the nine months ended September 30, 2023 and 2022, respectively.  For the nine months ended September 30, 2023, these cash flows were generated from proceeds from convertible notes of $358,500 and other notes receivable - related parties of $139,931 offset by payment on convertible loans, advances and factoring agreements of $83,221 and $32,705 in cash used in discontinued operations. For the nine months ended September 30, 2022, cash flows were generated from proceeds from convertible notes, loans and advances of $1,256,187 offset by payment on convertible loans, advances and factoring agreements of $1,391,580 and payments on amounts payable – related parties of $39,664.

Cash flows used in investing activities were $0 and $16,297, respectively, for the nine months ended September 30, 2023 and 2022 primarily related to the acquisition of property and equipment for 2022 and discontinued operations for 2023.

These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the years ended December 31, 2022 and 2021. Financing activities described below have helped with working capital and other capital requirements.

We incurred $21,749,920 and $4,095,507, respectively, in losses, and we used $226,493 and $995,093, respectively, in cash for operations for the years ended December 31, 2022 and 2021. We calculate the net cash used by operating activities by decreasing, or increasing in case of gain, our let loss by those items that do not require the use of cash such as depreciation, amortization, promissory note issued for research and development, note payable issued for legal fees, derivative expense or gain, gain on extinguishment of debt, loss on conversion of notes payable, impairment of goodwill and long-lived assets and share-based compensation which totaled to a net $16,746,502 for 2022 and $(1,170,451) for 2021.

In addition, we report increases in assets and reductions in liabilities as uses of cash and decreases in assets and increases in liabilities as sources of cash, together referred to as changes in operating assets and liabilities.  For the year ended December 31, 2022, we had a net increase in our assets and liabilities of $4,776,925 primarily from an increase in accounts payable from lag of payments for accounts payable for cash flow considerations and an increase in the balances from our operating lease liabilities.  For the year ended December 31, 2021 we had a net increase to our assets and liabilities of $4,270,865 for similar reasons.

Cash flows from financing activities were $(180,525) and $1,169,810 for the years ended December 31, 2022 and 2021, respectively.  For the year ended December 30, 2022, these cash flows were generated from proceeds from convertible notes, loans and advances of $1,256,187 offset by payment on convertible loans, advances and factoring agreements of $1,391,580 and payments on convertible notes and amounts payable – related parties of $45,132.  For the year ended December 31, 2021, these cash flows were generated from the sale of Series D Preferred Stock, common stock subscriptions of $610,502, proceeds from convertible notes, loans and advances of $3,900,400 offset by payment on convertible loans, advances and factoring agreements of $3,502,592 and payments on convertible notes and amounts payable – related parties of $64,480.

Cash flows provided by (used in) investing activities were $(22,747) and $324,040, respectively, for the years ended December 31, 2022 and 2021 primarily related to the acquisition of property and equipment and the purchase of IST.

These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2019, COVID-19 emerged and has subsequently spread worldwide. The World Health Organization has declared COVID-19 a pandemic resulting in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories and quarantining of people who may have been exposed to the virus. After close monitoring and responses and guidance from federal, state and local governments, in an effort to mitigate the spread of COVID-19, for a period of time, the Company closed certain offices, all of which have be subsequently reopened.  The Company continues to monitor developments, including government requirements and recommendations at the national, state, and local level to evaluate possible extensions to all or part of such closures.

The Company has taken advantage of the stimulus offerings and received $1,402,700 in PPP loans.  All of these PPP loans were forgiven in the year ended December 31, 2021.  The Company is also in the process of trying to raise debt and equity financing, some of which may have to be used for working capital shortfalls if revenues continue to decline. During the year ended December 31, 2022, the Company entered into convertible promissory notes for a total of $744,260.  Subsequent to December 31, 2022, the Company entered into convertible promissory notes for $81,675 and $330,000.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.